35. FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 210.2	$ 246.4
Financial liabilities	792.2	712.8
Net financial liabilities	582.0	466.4
Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	97.1	91.3
Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	80.7	1.5
Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 94.0	$ 143.7
Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Average fixed interest rate	5.70%	5.90%
Financial liabilities	$ 520.4	$ 475.2
Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	1.1
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	25.8	207.3
Financial liabilities	0.0	0.0
Net financial liabilities	(25.8)	(207.3)
Variable interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Variable interest rate | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Financial liabilities	520.4	475.2
Net financial liabilities	520.4	475.2
Fixed interest rate | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Fixed interest rate | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	520.4	475.2
Fixed interest rate | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	25.8	207.3
Financial liabilities	520.4	475.2
Net financial liabilities	494.6	267.9
Total interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Total interest bearing | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	520.4	475.2
Total interest bearing | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	184.4	39.1
Financial liabilities	271.8	237.6
Net financial liabilities	87.4	198.5
Non-interest bearing | Trade payables
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	97.1	91.3
Non-interest bearing | Financial debt short-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	80.7	1.5
Non-interest bearing | Other liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	94.0	143.7
Non-interest bearing | Financial debt long-term
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	0.0	0.0
Non-interest bearing | Other non-current liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 0.0	$ 1.1
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	0.10%	0.10%
Financial assets	$ 137.4	$ 187.6
Cash and cash equivalents | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	6.6	184.8
Cash and cash equivalents | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Cash and cash equivalents | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	6.6	184.8
Cash and cash equivalents | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	130.8	2.8
Trade receivables
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4.6	8.2
Trade receivables | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Trade receivables | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	4.6	8.2
Other accounts receivable
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	43.3	26.2
Other accounts receivable | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other accounts receivable | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 43.3	$ 26.2
Other non-current assets
Disclosure of financial instruments by type of interest rate [line items]
Average variable interest rate	7.30%	0.70%
Financial assets	$ 24.9	$ 24.4
Other non-current assets | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	19.2	22.5
Other non-current assets | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0.0	0.0
Other non-current assets | Total interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	19.2	22.5
Other non-current assets | Non-interest bearing
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 5.7	$ 1.9